Share based compensation - summary of share-based compensation expenses recognized (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share based compensation
Total	¥ 96,605	¥ 32,792	¥ 163,978	¥ 163,193
Hotel operating costs
Share based compensation
Total		5,636	1,286	2,111
Selling and marketing expenses
Share based compensation
Total		2,724	391	618
General and administrative expenses
Share based compensation
Total		23,723	¥ 162,301	¥ 160,646
Technology and development expenses
Share based compensation
Total		¥ 709